Note 7 - Leases - Operating Leases Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating lease right-of-use assets	$ 1,728	$ 1,466
Current portion of obligations under operating leases	529	513
Long-term portion of obligations under operating leases	1,199	953
Total obligations under operating leases	$ 1,728	$ 1,466